CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2014 Parent Company [Member] USD ($)	Sep. 30, 2014 Parent Company [Member] CNY	Sep. 30, 2013 Parent Company [Member] CNY	Sep. 30, 2012 Parent Company [Member] CNY
Revenues	$ 67,521	414,891	481,694	552,111	$ 0	0	0	0
Cost of revenues	(49,010)	(301,148)	(315,082)	(387,783)	0	0	0	0
Operating expenses
Selling and marketing	(9,597)	(58,972)	(55,375)	(56,437)	0	0	0	0
General and administrative	(7,556)	(46,428)	(66,153)	(77,585)	(817)	(5,025)	(5,694)	(7,475)
Research and development	(6,571)	(40,377)	(42,162)	(37,629)	0	0	0	0
Other income, net	1,229	7,555	15,241	3,852	46	286	296	1,595
Loss from operations	(3,984)	(24,479)	18,163	(3,471)	(771)	(4,739)	(5,398)	(5,880)
Equity in earnings (loss) of unconsolidated subsidiaries					(7,082)	(43,579)	13,044	4,446
Interest income	97	596	1,776	2,547	0	0	0	0
Interest expense	(3,213)	(19,743)	(11,326)	(4,029)	(44)	(268)	(152)	0
Income (loss) before income taxes	(7,897)	(48,523)	13,774	(923)	(7,897)	(48,586)	7,494	(1,434)
Income tax (expense) benefits
Income tax expense		39,060				0	0	0
Reversal of contingent tax liability	6,357	39,060	0	0	6,348	39,059	0	0
Income tax (expense) benefits	6,247	38,383	(4,462)	(1,862)	6,348	39,059	0	0
Net income (loss)	(1,650)	(10,140)	9,312	(2,785)	(1,549)	(9,527)	7,494	(1,434)
Other comprehensive income (loss)
Foreign currency translation difference	(9)	(56)	1,890	117	(10)	(56)	1,890	117
Total comprehensive income (loss)	$ (1,559)	(9,583)	9,384	(1,317)	$ (1,559)	(9,583)	9,384	(1,317)